Shareholders’ Equity (Details) $ / shares in Units, $ in Millions	May 13, 2025 $ / shares shares	Oct. 22, 2024 HKD ($) shares	Oct. 22, 2024 USD ($) shares	Oct. 16, 2024 USD ($) $ / shares shares	Sep. 05, 2023	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Shareholders’ Equity [Line Items]
Stock split ratio					1-to-1.6
Ordinary shares, authorized							800,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0000625
Ordinary shares, issued							20,300,000
Ordinary shares, outstanding							20,300,000
Permanent equity of ordinary shares						1
Ordinary shares		300,000	300,000
Gross proceeds from offering		$ 63.9	$ 8,200,000
Gross proceeds from ordinary shares (in Dollars) | $			1,200,000
Additional paid-in capital		53.1	9,200,000
Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, issued	20,300,000
Re-designated and reclassified ordinary shares.	779,700,000
Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						791,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0000625
Ordinary shares, issued						11,300,000
Ordinary shares, outstanding						11,300,000
Common Class A [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Re-designated and reclassified ordinary shares.	11,300,000
Number of vote per share	1
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						9,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0000625
Ordinary shares, issued						9,000,000
Ordinary shares, outstanding						9,000,000
Common Class B [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, issued	9,000,000
Number of vote per share	20
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares				2,000,000
Offering price per share (in Dollars per share) | $ / shares				$ 4
Gross proceeds from offering		71.7	9,200,000	$ 8,000,000
Underwriting discounts, commissions and total offering expenses		7.8	1,000,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Underwriting discounts, commissions and total offering expenses		18.6	2,400,000
Offering expenses		$ 10.8	$ 1,400,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						800,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0000625
Ordinary shares, issued						18,000,000
Ordinary shares, outstanding						18,000,000